Subsequent Events (Details) - $ / shares		12 Months Ended
	Feb. 06, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jul. 19, 2018
Subsequent events
Options granted (in shares)		1,231,541	14,083
Options granted (in dollars per share)		$ 10.22	$ 20.36
2018 Plan
Subsequent events
Shares reserved for issuance		1,600,000			1,600,000
Subsequent event
Subsequent events
Options granted (in shares)	395,408
Options granted (in dollars per share)	$ 14.20
Subsequent event | 2018 Plan
Subsequent events
Shares reserved for issuance				2,220,778